ARTIO SELECT OPPORTUNITIES FUND INC.
Artio Select Opportunities Fund Inc. (Formerly known as Artio Global Equity Fund Inc.)
Investment Objective
The investment objective of the Artio Select Opportunities Fund Inc. is to maximize total return, principally through capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ARTIO SELECT OPPORTUNITIES FUND INC.		Class A	Class I
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.02%	0.94%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	2.19%	1.86%
Fee Waiver/Expense Reimbursement		(0.77%)	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.42%	1.17%
[1]	Total Annual Fund Operating Expenses shown in table above may not correspond to the ratio of net expenses to average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.40% for Class A shares and 1.15% for Class I shares. Acquired Fund Fees and Expenses are not included in net operating expenses. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Directors of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ARTIO SELECT OPPORTUNITIES FUND INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	145	611	1,104	2,463
Class I	119	518	942	2,123

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of equity securities issued by U.S. and non-U.S. companies including those in developed and emerging markets. The Fund will typically invest in equity and equity related instruments of companies of all sizes. The Fund may be invested in a limited number of issuers and there are no geographic, sector, or industry limits on the Fund's investments. The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in preferred equities, Exchange Traded Funds, (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of global issuers. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  The Fund may invest without limit in emerging market securities.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012 the Fund had 0% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_so.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily.
  The Fund invests in securities denominated in foreign currencies as well as U.S. dollars.
  The Fund invests in "growth" and "value" securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.
  The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks
Global economies and securities markets can and have experienced volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.
  Issuer, Region, Sector and Industry Focus Risk: The Fund may be invested in a limited number of issuers. As a result, the Fund's performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may also invest a higher percentage of its total assets in a particular region, sector and industry. Changes affecting that region, sector and industry may have a significant impact on the performance of a Fund's overall portfolio, including potentially increasing the risks to that portfolio.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund may invest without limit in emerging market securities. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment. Please go to www.artioglobal.com/documents/factsheet_so.pdf for the current percentage of the Fund invested in emerging market securities.
  Small and Medium-Sized Company Risks: Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms—meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line—making them more susceptible to pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.
  ETF Risk: Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the equity securities included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
  Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price
  Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. On July 1, 2004, the Artio Select Opportunities Fund Inc. converted from a closed-end, non-diversified investment company to an open-end, diversified investment company and changed its name, investment goal, investment strategy and investment adviser. The returns shown below do not include returns of the Fund prior to July 1, 2004. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Calendar Year Total Return for Class A Shares

Highest quarterly return:	20.88% (for the quarter ended June 30, 2009)
Lowest quarterly return:	-21.95% (for the quarter ended September 30, 2011)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns ARTIO SELECT OPPORTUNITIES FUND INC.	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	9.06%	(3.83%)	4.39%	Jul. 01, 2004
Class A Return After Taxes on Distributions	8.92%	(3.96%)	3.37%	Jul. 01, 2004
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.09%	(3.24%)	2.97%	Jul. 01, 2004
Class I	9.31%	(3.55%)	2.66%	Mar. 14, 2005
MSCI All Country World Index	16.13%	(1.16%)	5.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how each Fund will perform in the future.